Defined Benefit Obligation and Other Long-Term Liabilities (Notes)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Defined Benefit Obligation and Other Long-Term Liabilities	Defined Benefit Obligation and Other Long-Term Liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2019	2018
Defined benefit obligation (Note 30)	268	227
Long-term incentive accruals (Note 29)	4	9
Other	29	51
Total	301	287